Discontinued Operations Statement (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales		$ 131.8	$ 154.1	$ 115.7
Income before income taxes		29.7	29.8	15.5
Income tax expense		(11.1)	(10.6)	(5.4)
Net income	138.2			10.1
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		18.6	19.2
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	223.6
Resin Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	$ 250